Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Rental commitments [Member]
Future Minimum Payments under Non-Cancellable Leases

(In thousands)
2016	751
2017	174
2018	—
925

Bandwidth Lease Commitments [Member]
Future Minimum Payments under Non-Cancellable Leases

(In thousands)
2016	15,715
2017	9,965
25,680